INCOME TAXES (Details - Reconciliation net labilities) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [line items]
Recognized in Net income (loss)	$ (49)	$ 97	$ 80
Deferred tax liability related to property, plant and equipment revaluations	2,561	2,948
The taxable temporary difference attributable to Brookfield Renewables interest in its subsidiaries	1,549	1,380
Net deferred tax liability decreased	546
Net decrease in tax liability recorded as tax recovery in the other comprehensive income	587
Noncapital losses
Deferred tax assets and liabilities [line items]
Balance, beginning of year	499	458	403
Recognized in Net income (loss)	(97)	24	73
Recognized in equity	13	17	(1)
Business combination	79	0	5
Foreign exchange	14	0	(22)
Balance, end of year	508	499	458
Amount available for future deductions
Deferred tax assets and liabilities [line items]
Balance, beginning of year	56	65	88
Recognized in Net income (loss)	(5)	(10)	(11)
Recognized in equity	0	0	0
Business combination	0	0	0
Foreign exchange	4	1	(12)
Balance, end of year	55	56	65
Difference between tax and carrying value
Deferred tax assets and liabilities [line items]
Balance, beginning of year	(4,207)	(3,061)	(2,986)
Recognized in Net income (loss)	53	83	16
Recognized in equity	341	(48)	(279)
Business combination	(63)	(1,020)	(35)
Foreign exchange	(98)	(161)	223
Balance, end of year	(3,974)	(4,207)	(3,061)
Deferred tax liability asset
Deferred tax assets and liabilities [line items]
Balance, beginning of year	(3,652)	(2,538)	(2,495)
Recognized in Net income (loss)	(49)	97	78
Recognized in equity	354	(31)	(280)
Business combination	16	(1,020)	(30)
Foreign exchange	(80)	(160)	189
Balance, end of year	(3,411)	$ (3,652)	$ (2,538)
Net deferred tax liability decreased	$ 41